Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder Fiscal Year 2020	$ 15,120
Year 2021	23,119
Total	38,239
Imputed interest	(929)
Total operating lease liability	$ 37,310
Fiscal Year Ended June 30, 2020		$ 28,325
Fiscal Year Ended June 30, 2021		$ 28,325